Debt (Tables) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	12 Months Ended
Dec. 31, 2021
Debt Instrument [Line Items]
Summary of the Outstanding Debt
A summary of the outstanding debt as of December 31, 2021 is as follows:

As of December 31, 2021
Description	Issuance Date(s)	Maturity Date(s)	Stated Interest Rate	Princ i pal Balance Outstanding	Unamortized Debt Discount	Debt Balance
Trinity Equipment Financing	March 2021 - August 2021	March 2024 - August 2024	9.48% - 9.73%	9,454	(252)	9,202
Term Loan - Silicon Valley Bank	September 2021	September 2024	3.50%	10,000	(225)	9,775
Term Loan - Horizon	December 2021	May 2025	9.00%	15,000	(582)	14,418
Capital Lease				992	—	992

Total Debt				35,446	(1,060)	34,386
Less: current portion, net of current portion of debt discount						(7,234)

Total long-term						27,152

Convertible Note - PIPE Investors	December 2021	December 2022	0.33%	13,500	0	13,500
Convertible Notes	April & May 2020	April & May 2022	5.00%	18,213	(22)	18,191

				31,713	(22)	31,691

				67,159	(1,082)	66,077

(a)
As of December 31, 2020 and 2021, the Company’s debt liability included $16.8 million of convertible notes issued by GLPRI in 2020, as well as the associated accrued interest liability of $0.6 million and $1.4 million, respectively.

Summary of Interest Expense	The following summarizes the components of total interest expense:

	December 31,
	2020	2021
Interest paid or accrued	$440	$2,253
Non-cash amortization of debt discount and deferred financing cost	588	166

Total	$1,028	$2,419

Summary of Future Principal Payment of Long Term Debt	Scheduled future principal payments on total outstanding debt, as of December 31, 2021, are as follows:

December 31,
2022	$37,176
2023	13,916
2024	11,972
2025 and thereafter	2,657

Total	$65,721